Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 319,418	$ 286,789
Provision for vacation pay	103,258	93,588
Provision for income tax, net of advances	94,799	19,401
Other income tax liabilities	10,858	923
Value added tax (“VAT”) payable	25,812	15,992
Provision for royalties	42,194	40,603
Provision for warranty and cost	201,282	226,589
Derivative instruments	16,270	22,579
Contingent purchase obligations	3,537	8,904
Provision for losses on long-term contracts	75,925	91,010
Privision for vendors on accrued expenses	84,406	79,254
IMI acquisition payment	54,272	60,560
Other	282,290	272,081
Other payables and accrued expenses	$ 1,314,321	$ 1,218,273